Fair Value Measurements - Schedule of assets and liabilities that were accounted for at fair value (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
ASSETS
Fixed maturities, at fair value	$ 27,500,136		$ 27,846,920
Equity securities, at fair value	1,040,237		649,359
Short-term investments, at fair value	456,288		322,703
Total investments available for sale	28,996,661		28,818,982
U.S. Government and Government - Related/Supported [Member]
ASSETS
Fixed maturities, at fair value	2,501,851		2,034,617
Corporate
ASSETS
Fixed maturities, at fair value	11,125,830		10,482,000
Residential mortgage-backed securities - Agency ('RMBS - Agency') [Member]
ASSETS
Fixed maturities, at fair value	3,546,122		5,255,493
Residential mortgage-backed securities - Non-Agency ('RMBS - Non-Agency') [Member]
ASSETS
Fixed maturities, at fair value	398,768		647,733
Commercial mortgage-backed securities ('CMBS') [Member]
ASSETS
Fixed maturities, at fair value	1,246,795		1,077,251
Collateralized debt obligations ('CDO') [Member]
ASSETS
Fixed maturities, at fair value	717,313		709,816
Other asset-backed securities
ASSETS
Fixed maturities, at fair value	1,242,104		1,470,711
U.S. States and political subdivisions of the States [Member]
ASSETS
Fixed maturities, at fair value	1,845,812		1,911,017
Non-U.S. Sovereign Government, Provincial, Supranational, and Government-Related/Supported [Member]
ASSETS
Fixed maturities, at fair value	4,875,541		4,258,282
Recurring
ASSETS
Fixed maturities, at fair value	27,500,136		27,846,920
Equity securities, at fair value	1,040,237	[1]	649,359	[1]
Short-term investments, at fair value	456,288	[2],[3]	322,703	[2],[3]
Total investments available for sale	28,996,661		28,818,982
Cash equivalents	1,061,150	[4]	2,004,668	[4]
Other investments	870,582	[5]	907,755	[5]
Other assets	26,145	[6]	23,515	[6]
Total assets accounted for at fair value	30,954,538		31,754,920
Liabilities:
Financial instruments sold, but not yet purchased	28,861	[7]	26,235	[7]
Other liabilities	104,143	[6]	65,299	[6]
Total liabilities accounted for at fair value	133,004		91,534
Recurring | U.S. Government and Government - Related/Supported [Member]
ASSETS
Fixed maturities, at fair value	2,501,851		2,034,617
Recurring | Corporate
ASSETS
Fixed maturities, at fair value	11,125,830	[2]	10,482,000	[2]
Recurring | Residential mortgage-backed securities - Agency ('RMBS - Agency') [Member]
ASSETS
Fixed maturities, at fair value	3,546,122		5,255,493
Recurring | Residential mortgage-backed securities - Non-Agency ('RMBS - Non-Agency') [Member]
ASSETS
Fixed maturities, at fair value	398,768		647,733
Recurring | Commercial mortgage-backed securities ('CMBS') [Member]
ASSETS
Fixed maturities, at fair value	1,246,795		1,077,251
Recurring | Collateralized debt obligations ('CDO') [Member]
ASSETS
Fixed maturities, at fair value	717,313		709,816
Recurring | Other asset-backed securities
ASSETS
Fixed maturities, at fair value	1,242,104	[8]	1,470,711	[8]
Recurring | U.S. States and political subdivisions of the States [Member]
ASSETS
Fixed maturities, at fair value	1,845,812		1,911,017
Recurring | Non-U.S. Sovereign Government, Provincial, Supranational, and Government-Related/Supported [Member]
ASSETS
Fixed maturities, at fair value	4,875,541		4,258,282
Recurring | Quoted prices in active markets for identical assets (Level 1)
ASSETS
Fixed maturities, at fair value	0		0
Equity securities, at fair value	540,331	[1]	253,957	[1]
Short-term investments, at fair value	0	[2],[3]	0	[2],[3]
Total investments available for sale	540,331		253,957
Cash equivalents	834,514	[4]	1,596,376	[4]
Other investments			0
Other assets	0		0
Total assets accounted for at fair value	1,374,845		1,850,333
Liabilities:
Financial instruments sold, but not yet purchased	0	[7]	0	[7]
Other liabilities	0		0
Total liabilities accounted for at fair value	0		0
Recurring | Quoted prices in active markets for identical assets (Level 1) | U.S. Government and Government - Related/Supported [Member]
ASSETS
Fixed maturities, at fair value	0		0
Recurring | Quoted prices in active markets for identical assets (Level 1) | Corporate
ASSETS
Fixed maturities, at fair value	0	[2]	0	[2]
Recurring | Quoted prices in active markets for identical assets (Level 1) | Residential mortgage-backed securities - Agency ('RMBS - Agency') [Member]
ASSETS
Fixed maturities, at fair value	0		0
Recurring | Quoted prices in active markets for identical assets (Level 1) | Residential mortgage-backed securities - Non-Agency ('RMBS - Non-Agency') [Member]
ASSETS
Fixed maturities, at fair value	0		0
Recurring | Quoted prices in active markets for identical assets (Level 1) | Commercial mortgage-backed securities ('CMBS') [Member]
ASSETS
Fixed maturities, at fair value	0		0
Recurring | Quoted prices in active markets for identical assets (Level 1) | Collateralized debt obligations ('CDO') [Member]
ASSETS
Fixed maturities, at fair value	0		0
Recurring | Quoted prices in active markets for identical assets (Level 1) | Other asset-backed securities
ASSETS
Fixed maturities, at fair value	0	[8]	0	[8]
Recurring | Quoted prices in active markets for identical assets (Level 1) | U.S. States and political subdivisions of the States [Member]
ASSETS
Fixed maturities, at fair value	0		0
Recurring | Quoted prices in active markets for identical assets (Level 1) | Non-U.S. Sovereign Government, Provincial, Supranational, and Government-Related/Supported [Member]
ASSETS
Fixed maturities, at fair value	0		0
Recurring | Significant other observable inputs (Level 2)
ASSETS
Fixed maturities, at fair value	26,723,418		27,039,490
Equity securities, at fair value	499,906	[1]	395,402	[1]
Short-term investments, at fair value	454,273	[2],[3]	322,703	[2],[3]
Total investments available for sale	27,677,597		27,757,595
Cash equivalents	226,636	[4]	408,292	[4]
Other investments	757,110	[5]	792,483	[5]
Other assets	27,487	[6]	24,842	[6]
Total assets accounted for at fair value	28,688,830		28,983,212
Liabilities:
Financial instruments sold, but not yet purchased	28,861	[7]	26,235	[7]
Other liabilities	76,375	[6]	30,379	[6]
Total liabilities accounted for at fair value	105,236		56,614
Recurring | Significant other observable inputs (Level 2) | U.S. Government and Government - Related/Supported [Member]
ASSETS
Fixed maturities, at fair value	2,501,851		2,034,617
Recurring | Significant other observable inputs (Level 2) | Corporate
ASSETS
Fixed maturities, at fair value	11,094,257	[2]	10,451,902	[2]
Recurring | Significant other observable inputs (Level 2) | Residential mortgage-backed securities - Agency ('RMBS - Agency') [Member]
ASSETS
Fixed maturities, at fair value	3,535,649		5,223,488
Recurring | Significant other observable inputs (Level 2) | Residential mortgage-backed securities - Non-Agency ('RMBS - Non-Agency') [Member]
ASSETS
Fixed maturities, at fair value	398,759		647,617
Recurring | Significant other observable inputs (Level 2) | Commercial mortgage-backed securities ('CMBS') [Member]
ASSETS
Fixed maturities, at fair value	1,234,262		1,051,904
Recurring | Significant other observable inputs (Level 2) | Collateralized debt obligations ('CDO') [Member]
ASSETS
Fixed maturities, at fair value	7,060		8,080
Recurring | Significant other observable inputs (Level 2) | Other asset-backed securities
ASSETS
Fixed maturities, at fair value	1,230,227	[8]	1,452,583	[8]
Recurring | Significant other observable inputs (Level 2) | U.S. States and political subdivisions of the States [Member]
ASSETS
Fixed maturities, at fair value	1,845,812		1,911,017
Recurring | Significant other observable inputs (Level 2) | Non-U.S. Sovereign Government, Provincial, Supranational, and Government-Related/Supported [Member]
ASSETS
Fixed maturities, at fair value	4,875,541		4,258,282
Recurring | Significant other unobservable inputs (Level 3)
ASSETS
Fixed maturities, at fair value	776,718		807,430
Equity securities, at fair value	0	[1]	0	[1]
Short-term investments, at fair value	2,015	[2],[3]	0	[2],[3]
Total investments available for sale	778,733		807,430
Cash equivalents	0	[4]	0	[4]
Other investments	113,472	[5]	115,272	[5]
Other assets	0		0
Total assets accounted for at fair value	892,205		922,702
Liabilities:
Financial instruments sold, but not yet purchased	0	[7]	0	[7]
Other liabilities	29,110	[6]	36,247	[6]
Total liabilities accounted for at fair value	29,110		36,247
Recurring | Significant other unobservable inputs (Level 3) | U.S. Government and Government - Related/Supported [Member]
ASSETS
Fixed maturities, at fair value	0		0
Recurring | Significant other unobservable inputs (Level 3) | Corporate
ASSETS
Fixed maturities, at fair value	31,573	[2]	30,098	[2]
Recurring | Significant other unobservable inputs (Level 3) | Residential mortgage-backed securities - Agency ('RMBS - Agency') [Member]
ASSETS
Fixed maturities, at fair value	10,473		32,005
Recurring | Significant other unobservable inputs (Level 3) | Residential mortgage-backed securities - Non-Agency ('RMBS - Non-Agency') [Member]
ASSETS
Fixed maturities, at fair value	9		116
Recurring | Significant other unobservable inputs (Level 3) | Commercial mortgage-backed securities ('CMBS') [Member]
ASSETS
Fixed maturities, at fair value	12,533		25,347
Recurring | Significant other unobservable inputs (Level 3) | Collateralized debt obligations ('CDO') [Member]
ASSETS
Fixed maturities, at fair value	710,253		701,736
Recurring | Significant other unobservable inputs (Level 3) | Other asset-backed securities
ASSETS
Fixed maturities, at fair value	11,877	[8]	18,128	[8]
Recurring | Significant other unobservable inputs (Level 3) | U.S. States and political subdivisions of the States [Member]
ASSETS
Fixed maturities, at fair value	0		0
Recurring | Significant other unobservable inputs (Level 3) | Non-U.S. Sovereign Government, Provincial, Supranational, and Government-Related/Supported [Member]
ASSETS
Fixed maturities, at fair value	0		0
Recurring | Collateral and counterparty netting
ASSETS
Fixed maturities, at fair value	0		0
Equity securities, at fair value	0		0
Short-term investments, at fair value	0	[2],[3]	0	[2],[3]
Total investments available for sale	0		0
Cash equivalents	0	[4]	0	[4]
Other investments	0		0
Other assets	(1,342)	[6]	(1,327)	[6]
Total assets accounted for at fair value	(1,342)		(1,327)
Liabilities:
Financial instruments sold, but not yet purchased	0		0
Other liabilities	(1,342)	[6]	(1,327)	[6]
Total liabilities accounted for at fair value	(1,342)		(1,327)
Recurring | Collateral and counterparty netting | U.S. Government and Government - Related/Supported [Member]
ASSETS
Fixed maturities, at fair value	0		0
Recurring | Collateral and counterparty netting | Corporate
ASSETS
Fixed maturities, at fair value	0	[2]	0	[2]
Recurring | Collateral and counterparty netting | Residential mortgage-backed securities - Agency ('RMBS - Agency') [Member]
ASSETS
Fixed maturities, at fair value	0		0
Recurring | Collateral and counterparty netting | Residential mortgage-backed securities - Non-Agency ('RMBS - Non-Agency') [Member]
ASSETS
Fixed maturities, at fair value	0		0
Recurring | Collateral and counterparty netting | Commercial mortgage-backed securities ('CMBS') [Member]
ASSETS
Fixed maturities, at fair value	0		0
Recurring | Collateral and counterparty netting | Collateralized debt obligations ('CDO') [Member]
ASSETS
Fixed maturities, at fair value	0		0
Recurring | Collateral and counterparty netting | Other asset-backed securities
ASSETS
Fixed maturities, at fair value	0	[8]	0	[8]
Recurring | Collateral and counterparty netting | U.S. States and political subdivisions of the States [Member]
ASSETS
Fixed maturities, at fair value	0		0
Recurring | Collateral and counterparty netting | Non-U.S. Sovereign Government, Provincial, Supranational, and Government-Related/Supported [Member]
ASSETS
Fixed maturities, at fair value	$ 0		$ 0

[1]	Included within Equity securities are investments in fixed income funds with a fair value of $87.4 million and $101.9 million at December 31, 2013 and December 31, 2012, respectively.
[2]	Included within Corporate are certain medium term notes supported primarily by pools of European investment grade credit with varying degrees of leverage. The notes had a fair value of $154.6 million and $194.3 million and an amortized cost of $147.7 million and $194.8 million at December 31, 2013 and December 31, 2012, respectively. These notes allow the investor to participate in cash flows of the underlying bonds including certain residual values, which could serve to either decrease or increase the ultimate values of these notes.
[3]	Short-term investments consist primarily of Corporate securities and U.S. and Non-U.S. Government and Government-Related/ Supported securities.
[4]	Cash equivalents balances subject to fair value measurement include certificates of deposit and money market funds. Operating cash balances are not subject to fair value measurement guidance.
[5]	The Other investments balance excludes certain structured transactions including certain investments in project finance transactions, a payment obligation and liquidity financing provided to a structured credit vehicle as a part of a third party medium term note facility. These investments, which totaled $294.0 million at December 31, 2013 and $312.1 million at December 31, 2012, are carried at amortized cost. For further information, see Note 7, “Other Investments.”
[6]	Other assets and other liabilities include derivative instruments. The derivative balances included in each category are reported on a gross basis by level with a netting adjustment presented separately in the Collateral and Counterparty Netting column. The fair values of the individual derivative contracts are reported gross in their respective levels based on the fair value hierarchy. For further details regarding derivative fair values and associated collateral received or paid see Note 14, “Derivative Instruments.”
[7]	Financial instruments sold, but not yet purchased, represent “short sales” and are included within “Payable for investments purchased” on the balance sheet.
[8]	The Company invests in covered bonds (“Covered Bonds”). Covered Bonds are senior secured debt instruments issued by financial institutions and backed by over-collateralized pools of public sector or mortgage loans. At December 31, 2013 and December 31, 2012, Covered Bonds with a fair value of $553.1 million and $647.1 million, respectively, are included within Other asset-backed securities.